Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of restatement of balance sheet, statement of operations and cash flow statement

	As Previously
As of December 15, 2020:	Reported	Adjustment	As Restated
Total assets	$178,262,938	$—	$178,262,938
Total liabilities	$21,335,781	$—	$21,335,781
Class A common stock subject to possible redemption	151,927,148	24,022,852	175,950,000
Preferred stock	—	—	—
Class A common stock	235	(235)	—
Class B common stock	431	—	431
Additional paid-in capital	5,510,215	(5,510,215)	—
Accumulated deficit	(510,872)	(18,512,402)	(19,023,274)
Total stockholders’ equity (deficit)	$5,000,009	$(24,022,852)	$(19,022,843)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$178,262,938	$—	$178,262,938

	As Previously
As of December 31, 2020:	Reported	Adjustment	As Restated
Total assets	$177,701,799	$—	$177,701,799
Total liabilities	$23,222,304	$—	$23,222,304
Class A common stock subject to possible redemption	149,479,490	26,470,510	175,950,000
Preferred stock	—	—	—
Class A common stock	260	(260)	—
Class B common stock	431	—	431
Additional paid-in capital	7,957,848	(7,957,848)	—
Accumulated deficit	(2,958,534)	(18,512,402)	(21,470,936)
Total stockholders’ equity (deficit)	$5,000,005	$(26,470,510)	$(21,470,505)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$177,701,799	$—	$177,701,799

	For the Period from July 31, 2020 (inception) through December 31, 2020
	As Restated	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$165,443,398	$(165,443,398)	$—
Change in value of Class A common stock subject to possible redemption	$(15,963,908)	$15,963,908	$—

	Earnings Per Share for Class A Common Stock
	As Previously Reported	Adjustment	As Restated
For the Period from July 31, 2020 (inception) through December 31, 2020
Net loss	$(2,958,534)	$—	$(2,958,534)
Weighted average shares outstanding	17,250,000	(15,170,213)	2,079,787
Basic and diluted earnings per share	$0.00	$(0.50)	$(0.50)

	Earnings Per Share for Class B Common Stock
	As Previously Reported	Adjustment	As Restated
For the Period from July 31, 2020 (inception) through December 31, 2020
Net loss	$(2,958,534)	$—	$(2,958,534)
Weighted average shares outstanding	3,817,819	0	3,817,819
Basic and diluted earnings per share	$(0.77)	$0.27	$(0.50)